Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

18. Subsequent Events

The Company follows the guidance in FASB ASC 855-10 for the disclosure of subsequent events. The Company evaluated subsequent events through the date the financial statements were issued and determined the Company had the following subsequent events:

On October 6, 2025, the Company entered into a Merchant Cash Advance Agreement for gross proceeds of $525,000 with an unrelated third-party financial institution. Under the terms of the initial agreement, the Company pays $27,000 each week for 28 weeks with the first payment due October 17, 2025. The financing arrangement included issuance costs of $25,000.

On October 22, 2025, the Company entered into an additional Merchant Cash Advance Agreement for gross proceeds of $1,050,000 with the same unrelated third-party financial institution as above. Under the terms of the initial agreement, the Company pays $47,520 each week for 32 weeks with the first payment due October 31, 2025. The financing arrangement included issuance costs of $50,000.

In October 2025, the Company sold 151,894 shares of Class A common stock pursuant to a common stock purchase agreement dated July 29, 2025.

On November 5, 2025, the Company issued Senior Convertible Promissory Notes to two investors, each in the principal amount of $178,571.43 with an original issue discount of 30% such that the purchase price of each note was $125,000 (each a “Note” and together, the “Notes”). Each Note bears interest at a rate of 10% per annum, payable monthly, and matures on August 5, 2026, unless earlier converted or repaid in accordance with its terms. The outstanding principal and accrued interest under the Notes are convertible, at the option of the holder, into shares of the Company’s Class A common stock. The conversion price is 90% of the lowest sale price of the Class A common stock for the twenty (20) consecutive trading days ending on the trading day that is immediately prior to the conversion date, subject to customary adjustments. Each investor’s ownership is limited to 4.99% of the Company’s outstanding Class A common stock. An Investor may increase or decrease the beneficial ownership limitation, but not in excess of 9.99% of the issued and outstanding shares of the Company’s Class A common stock upon prior written notice to the Company.

The Notes must be prepaid by the Company in an amount equal to 25% of any gross proceeds received by the Company under an existing equity line of credit with the Investor. Any mandatory prepayment will be at a premium of 120%. Subject to the investors’ conversion rights, if the Company completes a Qualified Financing, the Company will repay in full the then-outstanding principal amount of the Notes, any accrued but unpaid interest and a pre-payment premium equal to 120% of the Notes’ value on the original issue date. A “Qualified Financing” is a financing in which the Company issues and sells shares of its equity securities to investors on or before the maturity date of the Notes with total gross proceeds to the Company of not less than $1,000,000, and excludes the conversion of the Notes or other convertible securities issued for capital raising purposes.

The Notes contain certain events of default, including non-payment, insolvency, breach of covenants, change of control and issuance of indebtedness by the Company without the Investors’ consent, among others. Upon an event of default, all amounts outstanding under the Notes may become immediately due and payable at the option of the holder at a premium of 120%. In addition, for so long as the Notes remain outstanding, the interest rate will increase to an amount equal to the lesser of 24% per annum and the maximum rate permitted under applicable law.

17.	Subsequent Events

The Company follows the guidance in FASB ASC 855-10 for the disclosure of subsequent events. The Company evaluated subsequent events through the date the financial statements were issued and determined the Company had the following subsequent events:

Animal Hospital and Clinic Acquisition

On February 26, 2025, Inspire Veterinary Partners Inc entered a non-binding Letter of Intent (“LOI”) with an animal hospital and clinic (“Practice”) to purchase substantially all of the properties and assets of the Practice. Management has evaluated the LOI and has determined that the acquisition is not a significant transaction.

Common Stock & Pre-Funded Warrants

On March 25, 2025, Inspire Veterinary Partners (the “Company”) entered into a securities purchase agreement (the “Purchase Agreement”) with an institutional investor, pursuant to which the Company agreed to issue and sell to the investor  in a registered direct offering (the “Offering”) 207,896 shares (the “Shares”) of Class A Common Stock (the “Common Stock”), pre-funded warrants (the “Pre-Funded Warrants”) to purchase up to 885,000 shares of Common Stock, five-year warrants (the “Series A Warrants”) to purchase up to 1,092,896 shares of Common Stock and eighteen-month warrants (the “Series B Warrants” and, together with the Series A Warrants, the “Common Warrants”) to purchase up to 1,092,896 shares of Common Stock. Gross proceeds from the Offering, before deducting the placement agent’s fees and other offering expenses, were $2,000,000.